Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]
Operating revenue
Home sales	$ 207,055	$ 266,865	$ 253,874	$ 76,617	$ 145,977	$ 16,687	$ 53,703	$ 148,072
Lots, land and other sales		17,204	21,220	9,325	100,125
Construction services	19,768	10,629	34,149	7,045	16,473	8,883	6,027	13,579
Revenues	226,823	294,698	309,243	92,987	262,575	25,570	59,730	161,651
Operating costs
Cost of sales - homes	(184,489)	(225,751)	(219,486)	(63,012)	(122,155)	(14,598)	(46,635)	(129,640)
Cost of sales - lots, land and other	(4,234)	(20,426)	(131,640)	(7,783)	(92,975)		(10)	(11)
Impairment loss on real estate assets	(128,314)	(111,860)	(45,269)				(24,896)	(24,896)
Construction services	(18,164)	(7,805)	(28,486)	(6,410)	(15,061)	(8,223)	(5,611)	(12,438)
Sales and marketing	(16,848)	(19,746)	(17,636)	(4,172)	(8,835)	(1,944)	(4,187)	(13,283)
General and administrative	(22,411)	(25,129)	(21,027)	(7,080)	(18,959)	(3,302)	(4,765)	(16,687)
Other	(3,983)	(2,740)	(6,580)	(945)	(2,402)	(187)	(865)	(2,066)
Operating expenses	(378,443)	(413,457)	(470,124)	(89,402)	(260,387)	(28,254)	(86,969)	(199,021)
Equity in income (loss) of unconsolidated joint ventures	3,605	916	(420)				(71)	3,605
Operating (loss) income	(148,015)	(117,843)	(161,301)	3,585	2,188	(2,684)	(27,310)	(33,765)
Gain on retirement of debt		5,572	78,144		975
Interest expense, net of amounts capitalized	(24,529)	(23,653)	(35,902)	(2,491)	(7,327)	(2,507)	(8,006)	(17,981)
Other income (expense), net	838	57	(3,802)	95	1,471	230	442	686
(Loss) income before reorganization items	(171,706)	(135,867)	(122,861)	1,189	(3,668)	(4,961)	(34,874)	(51,060)
Reorganization items	(21,182)			(712)	(1,894)	233,458	(4,826)	(10,902)
Income (loss) before provision for income taxes	(192,888)	(135,867)	(122,861)	477	(5,562)	228,497	(39,700)	(61,962)
(Provision) benefit for income taxes	(10)	412	101,908	(11)	(11)			(10)
Net income (loss)	(192,898)	(135,455)	(20,953)	466	(5,573)	228,497	(39,700)	(61,972)
Less: net income (loss) attributable to noncontrolling interest	(432)	(1,331)	428	(1,218)	(2,038)	(114)	66	(58)
Net (loss) income attributable to William Lyon Homes	(193,330)	(136,786)	(20,525)	(752)	(7,611)	228,383	(39,634)	(62,030)
Preferred stock dividends				(755)	(1,798)
Net (loss) income available to common stockholders				$ (1,507)	$ (9,409)	$ 228,383	$ (39,634)	$ (62,030)
(Loss) income per common share:
Basic				$ (0.01)	$ (0.10)	$ 228,383.00	$ (39,634.00)	$ (62,030.00)
Diluted				$ (0.01)	$ (0.10)	$ 228,383.00	$ (39,634.00)	$ (62,030.00)
Weighted average common shares outstanding:
Basic				102,368,169	96,706,069	1,000	1,000	1,000
Diluted				102,368,169	96,706,069	1,000	1,000	1,000
Weighted average additional common shares outstanding if preferred shares converted to common shares				64,831,831	64,831,831